Significant acquisition of businesses (Details 4)	Jun. 24, 2026 USD ($)	May 28, 2026 USD ($)	Oct. 28, 2025 USD ($)	Sep. 16, 2025 USD ($)	Jun. 25, 2025 USD ($)	Jun. 24, 2025 USD ($)	Apr. 03, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Sep. 29, 2025 USD ($)	Jul. 11, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 27, 2025 USD ($)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test									$ 300,000,000
Cash acquired recognized as of acquisition date through acquisitions applying the optional concentration test								$ 0.0
Regulus Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash offer per outstanding share for acquisitions applying the optional concentration test													$ 7.00
Contingent value right per share for acquisitions applying the optional concentration test													$ 7.00
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test					$ 800,000,000	$ 700,000,000
Number of contingent value per share issued for acquisitions applying the optional concentration test						1
Liability related to employee share plans for acquisitions applying the optional concentration test											$ 100,000,000
Contingent value right amount for acquisitions applying the optional concentration test					900,000,000
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test					23,000,000
Anthos Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test							$ 900,000,000
Potential milestone maximum payment for acquisitions applying the optional concentration test							2,100,000,000
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test							47,000,000
Tourmaline Bio, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash offer per outstanding share for acquisitions applying the optional concentration test										$ 48.00
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test			$ 1,400,000,000
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test			200,000,000
Private clinical-stage biotech company
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test				$ 400,000,000
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test				18,000,000
Non-controlling interests for acquisitions applying the optional concentration test				400,000,000
Excellergy, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test	$ 900,000,000
Potential milestone maximum payment for acquisitions applying the optional concentration test	1,100,000,000
Pikavation Therapeutics, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Portion of consideration paid consisting of cash and cash equivalents for acquisitions applying the optional concentration test		$ 1,800,000,000
Potential milestone maximum payment for acquisitions applying the optional concentration test		1,200,000,000
Acquired research and development intangible assets recognised as of acquisition date | Regulus Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test					$ 800,000,000
Acquired research and development intangible assets recognised as of acquisition date | Anthos Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test							$ 900,000,000
Acquired research and development intangible assets recognised as of acquisition date | Tourmaline Bio, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test			$ 1,200,000,000
Acquired research and development intangible assets recognised as of acquisition date | Private clinical-stage biotech company
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test				$ 400,000,000
Acquired research and development intangible assets recognised as of acquisition date | Excellergy, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test	900,000,000
Acquired research and development intangible assets recognised as of acquisition date | Pikavation Therapeutics, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Intangible assets other than goodwill for acquisitions applying the optional concentration test		$ 1,800,000,000
Cash and cash equivalents recognised as of acquisition date
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test												$ 70,000,000
Cash acquired
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash acquired recognized as of acquisition date through acquisitions applying the optional concentration test								$ 5,000,000
Cash acquired | Excellergy, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash acquired recognized as of acquisition date through acquisitions applying the optional concentration test	$ 5,000,000